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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

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Report for the Calendar Year or Quarter Ended: December 31, 2007
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Check here if Amendment [_]; Amendment Number: -------------------
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     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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Name:    Absolute Return Investors, L.P.*
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Address: 111 Huntington Avenue
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         Boston, Massachusetts 02199
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Form 13F File Number:     28-12301
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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Name:  Michael F. Goss
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Title: Managing Member of Absolute Return Investors, LLC,
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       which is the general partner of Absolute Return Investors,
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       L.P.
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Phone: 617-516-2000
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Signature, Place, and Date of Signing:

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   /s/ Michael F. Goss            Boston, MA                   2/14/08
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 [Signature]                      [City, State]                [Date]
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* The report on Form 13F for the period ended December 31, 2007 for Absolute
Return Investors, L.P. ("ARI-LP") is being filed by Absolute Return Investors, LLC, the general partner of ARI-LP, which is the general partner of Absolute Return Capital Partners, L.P. Michael F. Goss is the Managing Member of Absolute Return Investors, LLC.

Report Type (Check only one.):
[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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
              Form 13F File Number Name
              28-12300             Absolute Return Investors, LLC
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